FORM 13F

                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                       FORM 13F COVER PAGE

Report for the Quarter Ended:   June 30, 2003

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holding
                                              entries.

Institutional Investment Manager Filing this Report:

Name:     Oak Ridge Investments, LLC
Address:  10 South LaSalle Street, Suite 1050
          Chicago, Illinois  60603

Form 13F File No:   28-6668

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Samuel Wegbreit
Title:         Managing Member
Phone:         (312) 857-1040
Signature, Place, and Date of Signing:



/s/ Samuel Wegbreit      Chicago, IL         8-8-03
--------------------    -------------      ----------
     (Signature)         (City/State)        (Date)

Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT (Check here if all holdings of this
     reporting manager are reported in this report.)

[   ]     13F NOTICE (Check here if no holdings reported are in
     this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT (Check here if a portion of the
     holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     None

		     FORM 13F SUMMARY PAGE

                         REPORT SUMMARY

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            82

Form 13F Information Table Value Total:     $ 992,812
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this
report.                          NONE


                           OAK RIDGE INVESTMENTS, LLC
                                    FORM 13F
                                  June 30, 2003




                                                                 Investment
                                                                 Discretion        Voting Authority
                           Title                                 ----------        ----------------
                            of                 Value    Shares/            Otr
        Security           Class    Cusip    (x 1,000)  Prn Amt  Sole Shrd Mgrs  Sole   Shrd   None
-------------------------  -----    ------   ---------  -------  ---- ---- ----  ----   ----   -----
AFFILIATED COMPUTER SVCS.   com    008190100     4,079    89,206  X               4,100        85,106
AFLAC INCORPORATED          com    001055102     3,821   124,245  X               6,200       118,045
AIRGAS                      com    009363102    13,905   830,165  X              10,800       819,365
ALLIANCE DATA SYS.          com    018581108     1,383    59,105  X              14,000        45,105
ALLIANCE GAMING             com    01859P609    18,685   988,090  X              17,000       971,090
ALLTEL CORP.                com    020039103     4,268    88,501  X               2,800        85,701
AMERICAN EXPRESS            com    025816109     4,083    97,650  X               1,050        96,600
AMERICAN INTL GRP.          com    026874107     4,098    74,257  X               4,071        70,186
AMGEN INC.                  com    031162100     2,584    39,183  X               3,500        35,683
APACHE CORP.                com    037411105     4,791    73,633  X               3,706        69,927
APTARGROUP                  com    038336103    21,603   600,083  X                           600,083
BAKER HUGHES INC.           com    057224107     3,667   109,236  X               4,760       104,476
BRINKER INTL.               com    109641100     4,668   129,596  X               6,500       123,096
CACI INTL INC.              com    127190304    15,262   444,952  X              10,000       434,952
CARDINAL HEALTH             com    14149Y108     4,527    70,401  X               4,100        66,301
CAREER EDUCATION CO.        com    141665109    14,360   210,244  X               6,200       204,044
CAREMARK RX INC.            com    141705103    52,023 2,025,799  X              30,000     1,995,799
CHOICEPOINT                 com    170388102    16,837   487,751  X               7,500       480,251
CHURCH & DWIGHT             com    171340102    16,365   500,005  X               8,700       491,305
CITIGROUP                   com    172967101     5,039   117,745  X               6,950       110,795
COGNIZANT TECH SOL          com    192446102    15,296   627,162  X               9,300       617,862
CTI MOLECULAR IMAGING       com    22943D105     6,702   359,318  X               6,200       353,118
DANAHER CORP.               com    235851102     3,542    52,055  X               2,800        49,255
DELL COMPUTER               com    247025109     4,868   152,881  X               7,300       145,581
DORAL FINACIAL              com    25811P100    45,965 1,029,445  X               5,250     1,024,195
EVERGREEN RESOURCES         com    299900308    17,060   314,121  X               5,000       309,121
EXPEDITORS INTL. WASH       com    302130109     4,091   118,719  X               5,000       113,719
FIRST DATA CORP.            com    319963104     3,636    87,745  X               4,800        82,945
FISHER SCIENTIFIC INTL.     com    338032204    19,128   548,065  X               8,900       539,165
FREDS INC.                  com    356108100     2,403    64,205  X               6,400        57,805
GENENTECH                   com    368710406     6,520    90,400  X               5,000        85,400
GENERAL DYNAMICS CORP.      com    369550108     3,190    43,996  X               2,600        41,396
GENERAL ELEC CO.            com    369604103     3,425   119,419  X               7,300       112,119
HCC INS HLDGS.              com    404132102    28,382   959,840  X              13,000       946,840
HOT TOPIC INC.              com    441339108    15,882   589,081  X               9,000       580,081
INTEGRATED CIRCUIT SYS.     com    45811K208    25,583   814,495  X              14,000       800,495
INTERACTIVE CORP.           com    45840Q101     4,124   104,845  X               5,500        99,345
INTL BUSINESS MACHINES      com    459200101     2,835    34,366  X               1,905        32,461
INTL FLAVORS & FRAG         com    459506101     3,784   118,494  X               6,100       112,394
INTL GAME TECH              com    459902102     5,352    52,298  X               2,750        49,548
IPAYMENT INC.               com    46262E105       834    35,000  X              13,835        21,165
J M SMUCKER                 com    832696405    17,548   439,902  X               7,200       432,702
JOHNSON & JOHNSON           com    478160104     3,847    74,405  X               3,600        70,805
KIMBERLY CLARK              com    494368103     3,836    73,569  X               3,900        69,669
KNIGHT TRANSPORTATION       com    499064103    18,930   762,683  X               9,600       753,083
L 3 COMMUNICATIONS          com    502424104    23,782   546,844  X                           546,844
LEGG MASON INC.             com    524901105    25,138   387,042  X               6,200       380,842
MEDTRONIC                   com    585055106     4,714    98,278  X               5,000        93,278
MERRILL LYNCH               com    590188108     3,069    65,754  X               4,600        61,154
MICROSOFT CORP.             com    594918104     5,311   207,151  X              10,850       196,301
NET.B@NK INC.               com    640933107    15,525 1,189,647  X              25,000     1,164,647
NEW YORK COM BANCORP        com    649445103    34,386 1,182,068  X              18,360     1,163,708
O CHARLEYS                  com    670823103    13,820   641,578  X              11,000       630,578
O'REILLY AUTOMOTIVE         com    686091109    20,308   606,751  X              10,000       596,751
OMNICARE INC.               com    681904108    27,936   826,741  X                           826,741
PERFORMANCE FOOD GRP        com    713755106    24,285   656,342  X               8,800       647,542
PFIZER INC.                 com    717081103     4,122   120,703  X               6,925       113,778
POPULAR INC.                com    733174106     4,070   105,605  X               5,800        99,805
PORTFOLIO RECOVERY ASSOC.   com    73640q105    15,613   506,760  X              10,000       496,760
PROCTER & GAMBLE            com    742718109     6,176    69,251  X               3,000        66,251
PROVINCE HEALTHCARE         com    743977100     8,471   765,206  X              12,000       753,206
REMINGTON OIL & GAS         com    759594302    17,231   937,460  X              12,500       924,960
REYNOLDS & REYNOLDS         com    761695105    29,502 1,032,975  X              17,000     1,015,975
ROSS STORES                 com    778296103     4,482   104,340  X               4,400        99,940
SCANSOURCE                  com    806037107     6,936   259,280  X               6,800       252,480
SOVEREIGN BANCORP           com    845905108    15,439   986,484  X              16,500       969,984
SPARTECH CORP.              com    847220209    12,636   595,718  X              13,000       582,718
STERICYCLE INC.             com    858912108    19,268   502,282  X               8,500       493,782
TARO PHARMACEUTICAL         com    M8737E108    31,731   576,615  X              10,000       566,615
TELEFLEX INC.               com    879369106    17,808   418,509  X               6,100       412,409
UNITED NATURAL FOODS        com    911163103    19,761   696,778  X              11,500       685,278
UNITED PARCEL SVC.          com    911312106     4,880    76,613  X               3,400        73,213
UNIVISION COMMUN            com    914906102     3,919   128,909  X               6,900       122,009
UTI WORLDWIDE, INC.         com    G87210103     4,682   151,770  X               8,000       143,770
VARIAN INC.                 com    922206107    20,643   600,989  X              15,000       585,989
VERIDIAN CORP.              com    92342R203    19,171   549,471  X              10,000       539,471
VERINT SYSTEMS              com    92343x100     3,134   123,640  X              12,500       111,140
WAL MART STORES             com    931142103     4,995    93,064  X               4,600        88,464
WALGREEN CO.                com    931422109     3,923   130,329  X               6,900       123,429
WASTE CONNECTIONS           com    941053100    15,454   440,900  X               8,100       432,800
WOLVERINE WORLD WIDE INC.   com    978097103    14,368   745,980  X              12,500       733,480
XTO ENERGY INC.             com    98385X106     3,312   164,708  X               7,800       156,908
REPORT SUMMARY                 82              992,812
